Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ (13)	$ 1
Foreign Exchange Forward Contracts [Member] | Other Income and Expenses, Net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ (13)	$ 1